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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q


             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                       Investment Company Act file number
                                    811-01539
                                    811-02571
                                    811-03409

        Travelers Growth and Income Stock Account For Variable Annuities

              Travelers Quality Bond Account For Variable Annuities

              Travelers Money Market Account For Variable Annuities

                        One Cityplace, Hartford, CT 06103

                                   Marie Swift
                       Metropolitan Life Insurance Company
                               501 Boylston Street
                                Boston, MA 02116

                                 (617) 578-2857


                      Date of fiscal year end: December 31


                  Date of reporting period: September 30, 2005

ITEM 1.  Schedule of Investments.

         The Quarterly Schedule of Investments is filed herewith.


                  THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF INVESTMENTS (UNAUDITED)
                               SEPTEMBER 30, 2005

                                                    NO. OF              FAIR
                                                    SHARES             VALUE
                                                 ------------      -------------
COMMON STOCKS (98.6%)

AEROSPACE (1.0%)
 Boeing Co.                                          7,258          $ 1,852,181
 General Dynamics Corp.                             24,458            2,923,954
                                                                    -----------
                                                                      4,776,135
                                                                    -----------
AUTOMOTIVE (0.9%)
 Ford Motor Co.                                     46,363              457,139
 Harley-Davidson                                    13,348              646,577
 Oshkosh Truck                                      24,934            1,076,151
 PACCAR Inc.                                        32,842            2,229,643
                                                                    -----------
                                                                      4,409,510
                                                                    -----------
BANKING (7.7%)
 Bank of America Corp.                             217,845            9,171,275
 Capital One Financial Corp.                        39,783            3,163,544
 Comerica, Inc.                                     29,659            1,746,915
 JP Morgan Chase & Co.                             208,409            7,071,317
 KeyCorp                                            20,039              646,258
 Marshall & Ilsley Corp.                            17,134              745,500
 MBNA Corp.                                         18,974              467,519
 National City Corp.                                62,124            2,077,427
 Providian Financial Corp. (A)                      58,360            1,031,805
 U.S. Bancorp                                       64,725            1,817,478
 Wachovia Corp.                                    101,223            4,817,203
 Washington Mutual, Inc.                            12,447              488,171
 Wells Fargo & Co.                                  77,391            4,532,791
                                                                    -----------
                                                                     37,777,203
                                                                    -----------
BEVERAGE (2.3%)
 Coca-Cola Co.                                      76,759            3,315,221
 Coca-Cola Enterprises Inc.                         69,137            1,348,172
 Constellation Brands Inc.                          36,508            2,248,893
 PepsiCo, Inc.                                      74,247            4,210,547
                                                                    -----------
                                                                     11,122,833
                                                                    -----------
BIOTECHNOLOGY (0.8%)
 Genetech Inc. (A)                                  18,811            1,584,074
 Gilead Sciences, Inc. (A)                          47,504            2,316,295
                                                                    -----------
                                                                      3,900,369
                                                                    -----------
BROKERAGE (3.6%)
 Bear Stearns Companies                             33,815            3,711,196
 Franklin Resources, Inc.                           13,361            1,121,790
 Goldman Sachs Group Inc.                           31,891            3,877,308
 Lehman Brothers Holdings Inc.                      28,138            3,277,514
 Merrill Lynch & Co.                                44,535            2,732,222
 Morgan Stanley                                     56,000            3,020,640
                                                                    -----------
                                                                     17,740,670
                                                                    -----------
BUILDING MATERIALS (0.1%)
 Masco Corp.                                        18,493              567,365
                                                                    -----------

CAPITAL GOODS (0.8%)
 Danaher Corp.                                      32,674            1,758,841
 Deere & Co.                                        25,302            1,548,482
 Eaton Corp.                                         9,256              588,219
                                                                    -----------
                                                                      3,895,542
                                                                    -----------
CHEMICALS (0.8%)
 Dow Chemical                                       52,840            2,201,843
 E.I. du Pont de Nemours & Co.                      19,717              772,315
 Monsanto Co.                                       11,686              733,297
                                                                    -----------
                                                                      3,707,455
                                                                    -----------
CONGLOMERATES (5.0%)
 3M Co.                                             24,209            1,775,972
 General Electric Co.                              467,008           15,724,159
 Honeywell International, Inc.                      38,200            1,432,500
 Parker-Hannifin                                     5,427              349,010
 Tyco International Ltd.                            95,312            2,654,439
 United Technologies Corp.                          45,962            2,382,670
                                                                    -----------
                                                                     24,318,750
                                                                    -----------
CONSUMER (3.3%)
 ACCO Brands Corp. (A)                               6,036              170,336
 Ball Corp.                                         20,579              756,072
 Black & Decker Corp.                               12,179              999,774
 Colgate-Palmolive Co.                              15,336              809,587
 Energizer Holdings, Inc. (A)                       12,162              689,585
 Fortune Brands                                     25,685            2,088,961
 Gillette Co.                                       22,437            1,305,833
 Molson Coors Brewing Co.                           16,134            1,032,737
 NIKE, Inc. (Class B)                                5,734              468,353
 Procter & Gamble Co.                              112,982            6,717,910
 Sealed Air Corp. (A)                               25,501            1,210,277
                                                                    -----------
                                                                     16,249,425
                                                                    -----------
DEFENSE (0.8%)
 Lockheed Martin Corp.                              28,336            1,729,629
 Northrop Grumman Corp.                             36,874            2,004,102
                                                                    -----------
                                                                      3,733,731
                                                                    -----------
ELECTRIC UTILITIES (1.6%)
 American Electric Power                            60,355            2,396,094
 Edison International                               44,962            2,125,803
 FirstEnergy Corp.                                  46,988            2,449,015
 Public Service Enterprise                          12,828              825,610
 Group
                                                                    -----------
                                                                      7,796,522
                                                                    -----------
ENTERTAINMENT (0.4%)
 Viacom, Inc. (Class B)                             57,885            1,910,784
                                                                    -----------

                  THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                               SEPTEMBER 30, 2005

                                                    NO. OF              FAIR
                                                    SHARES             VALUE
                                                 ------------      -------------
FINANCE (2.1%)
 American Express                                   68,087          $ 3,910,917
 CIT Group Holdings, Inc.                           39,646            1,791,206
 Countrywide Financial                              50,768            1,674,329
 E*Trade Financial Corp. (A)                        87,610            1,541,936
 Principal Financial Group                          28,221            1,336,829
                                                                    -----------
                                                                     10,255,217
                                                                    -----------
FOOD (1.9%)
 Archer-Daniels Midland Co.                        110,826            2,732,969
 Darden Restaurants, Inc.                           36,042            1,094,596
 Hormel Foods Corp.                                 16,069              530,116
 Kellogg Co.                                         9,471              436,897
 McDonald's Corp.                                   31,525            1,055,772
 Sara Lee Corp.                                     35,337              669,636
 Smithfield Foods (A)                               69,649            2,067,182
 Yum! Brands                                        12,545              607,303
                                                                    -----------
                                                                      9,194,471
                                                                    -----------
HEALTHCARE (2.8%)
 Aetna Inc.                                         23,790            2,049,271
 Caremark Rx, Inc. (A)                              28,868            1,441,379
 Humana, Inc. (A)                                   46,491            2,225,989
 Medco Health Solutions (A)                         12,869              705,607
 UnitedHealth Group, Inc.                           99,444            5,588,753
 Wellpoint, Inc. (A)                                25,398            1,925,676
                                                                    -----------
                                                                     13,936,675
                                                                    -----------
HOME CONSTRUCTION (0.5%)
 K.B. HOME                                          13,654              999,473
 Pulte Homes, Inc.                                  32,682            1,402,711
                                                                    -----------
                                                                      2,402,184
                                                                    -----------
INDEPENDENT ENERGY (1.2%)
 Anadarko Petroleum Corp.                           13,754            1,316,946
 Burlington Resources                               39,933            3,247,352
 Devon Energy Corp.                                 20,226            1,388,313
                                                                    -----------
                                                                      5,952,611
                                                                    -----------
INSURANCE (5.6%)
 ACE Limited                                        13,472              634,127
 AFLAC Inc.                                         24,399            1,105,275
 Allstate Corp.                                     30,920            1,709,567
 Ambac Financial Group                              26,313            1,896,115
 American International                            123,846            7,673,498
 Group
 Aon Corp.                                          13,909              446,201
 Chubb Corp.                                        29,384            2,631,337
 CIGNA Corp.                                        17,547            2,068,089
 First Horizon National                                186                6,761
 Hartford Financial Services                         9,727              750,633
 Group, Inc.

INSURANCE (CONTINUED)
 Jefferson-Pilot Corp.                               6,647           $  340,127
 Lincoln National Corp.                              8,875              461,678
 Marsh & McLennan Cos.,                             23,789              722,948
 Inc.
 MGIC Investment Corp.                              16,896            1,084,723
 Progressive Corp.                                  25,934            2,717,105
 Prudential Financial, Inc.                         44,810            3,027,364
                                                                    -----------
                                                                     27,275,548
                                                                    -----------
INTEGRATED ENERGY (6.2%)
 Chevron Corp.                                      98,703            6,389,045
 ConocoPhillips                                     63,788            4,459,419
 Exxon Mobil Corp.                                 279,822           17,779,890
 Marathon Oil                                       29,648            2,043,637
                                                                    -----------
                                                                     30,671,991
                                                                    -----------
LODGING (0.5%)
 Marriott International,                            34,251            2,157,813
 Inc.
 Starwood Hotels & Resorts                           8,064              461,019
                                                                    -----------
                                                                      2,618,832
                                                                    -----------
MACHINERY (0.4%)
 Ingersoll-Rand Co. (Class A)                       55,598            2,125,512
                                                                    -----------

MEDIA NON-CABLE (0.3%)
 News Corp. Limited                                113,833            1,774,656
                                                                    -----------

MEDICAL SUPPLIES (2.0%)
 Abbott Laboratories                                50,066            2,122,798
 Becton, Dickinson and                              11,209              587,688
 Company
 Boston Scientific (A)                              37,973              887,429
 Cardinal Health                                     7,728              490,264
 Herman Miller Inc.                                 31,809              963,813
 Hospira, Inc. (A)                                   4,008              164,208
 Medtronic, Inc.                                    54,538            2,924,328
 Zimmer Holdings, Inc. (A)                          23,544            1,621,946
                                                                    -----------
                                                                      9,762,474
                                                                    -----------
METALS (1.3%)
 Allegheny Technologies,                            47,933            1,484,964
 Inc.
 Newmont Mining Corp.                               18,697              881,938
 Nucor Corp.                                        30,127            1,777,192
 Phelp's Dodge Corp.                                15,837            2,057,701
                                                                    -----------
                                                                      6,201,795
                                                                    -----------
MULTIMEDIA (2.7%)
 Brown-Forman Corp.  (Class                         11,818              703,644
 B)
 Comcast Corp.  (Class A) (A)                       96,152            2,824,946
 Gannett Co., Inc.                                  21,483            1,478,675
 Mcgraw-Hill Companies, Inc.                        16,263              781,275
 Time Warner Inc.                                  276,749            5,011,924
 Walt Disney Co.                                   106,372            2,566,756
                                                                    -----------
                                                                     13,367,220
                                                                    -----------

                 THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                               SEPTEMBER 30, 2005

                                                    NO. OF              FAIR
                                                    SHARES             VALUE
                                                 ------------      -------------
OIL COMPANIES (2.6%)
 Baker Hughes Inc.                                  22,355          $ 1,334,146
 Halliburton Co.                                    18,874            1,293,247
 Occidental Petroleum Corp.                         34,303            2,930,505
 Schlumberger Ltd.                                  31,058            2,620,674
 Sunoco Inc.                                        14,818            1,158,768
 Transocean, Inc. (A)                               20,423            1,252,134
 Valero Energy Corp.                                17,544            1,983,525
                                                                    -----------
                                                                     12,572,999
                                                                    -----------
PAPER (0.7%)
 Georgia-Pacific Corp.                              16,897              575,512
 International Paper                                22,754              678,069
 Kimberly Clark Corp.                               22,967            1,367,226
 Weyerhaeuser Co.                                    9,523              654,706
                                                                    -----------
                                                                      3,275,513
                                                                    -----------
PHARMACEUTICALS (7.2%)
 AmerisourceBergen Corp.                            16,014            1,237,882
 Amgen, Inc. (A)                                    59,304            4,724,750
 Biogen Idec Inc. (A)                               29,934            1,181,794
 Bristol-Myers Squibb                               86,001            2,069,184
 Eli Lilly & Co.                                    40,675            2,176,926
 IVAX Corp. (A)                                     46,376            1,222,471
 Johnson & Johnson                                 132,817            8,404,660
 Merck & Co., Inc.                                  98,412            2,677,791
 Pfizer Inc.                                       332,612            8,305,322
 Schering-Plough Corp.                              65,364            1,375,912
 Wyeth                                              42,310            1,957,684
                                                                    -----------
                                                                     35,334,376
                                                                    -----------
RETAIL (6.7%)
 GameStop Corp. (Class A) (A)                       14,716              417,787
 Abercrombie & Fitch Co.                            16,577              826,363
 American Eagle Outfitters                          25,683              604,321
 Autozone, Inc. (A)                                 12,484            1,039,293
 Best Buy Co. Inc.                                  24,978            1,087,292
 Borders Group, Inc.                                44,240              980,801
 Costco Wholesale Corp.                             20,855              898,642
 CVS Corp.                                          62,052            1,800,129
 Federated Department                               11,956              799,498
 Stores, Inc.
 Home Depot, Inc.                                   86,155            3,285,952
 Jones Apparel Group, Inc.                           5,054              144,039
 Kohl's Corp. (A)                                   31,967            1,604,104
 Lowe's Cos.                                        44,208            2,846,995
 Ltd Brands                                         44,761              914,467
 Nordstrom, Inc.                                    44,276            1,519,552
 Office Depot, Inc. (A)                             13,681              406,326
 Staples Inc.                                       34,030              725,509
 Supervalu, Inc.                                    36,506            1,136,067
 Target Corp.                                       55,426            2,878,272
 Walgreen Co.                                       53,026            2,303,980
 Wal-Mart Stores, Inc.                             146,046            6,399,736
                                                                    -----------
                                                                     32,619,125
                                                                    -----------
SERVICES (1.0%)
 Cendant Corp.                                      49,788            1,027,624
 eBay Inc. (A)                                      51,462            2,120,234
 Yahoo! Inc. (A)                                    59,689            2,019,876
                                                                    -----------
                                                                      5,167,734
                                                                    -----------
TECHNOLOGY (14.4%)
 Advanced Micro Devices (A)                         39,497              995,324
 Analog Devices, Inc.                               17,304              642,671
 Apple Computer (A)                                 49,254            2,640,507
 Autodesk, Inc.                                     10,017              465,190
 Cisco Systems, Inc. (A)                           304,197            5,454,252
 Comverse Technology Inc.                           78,946            2,073,911
 Corning Inc. (A)                                  111,647            2,158,137
 Dell Inc. (A)                                     112,593            3,850,681
 EMC Corp. (A)                                     111,492            1,442,707
 Fiserv Inc.  (A)                                   11,777              540,211
 Hewlett Packard Co.                               137,035            4,001,422
 Intel Corp.                                       290,880            7,170,192
 International Business                             80,687            6,472,711
 Machine
 Jabil Circuit (A)                                  44,049            1,361,995
 KLA-Tencor Corp.                                    9,143              445,813
 Lexmark International  (Class                       5,825              355,616
 A) (A)
 Maxim Intergrated Products                         14,330              611,175
 Micron Technology, Inc. (A)                        96,377            1,281,814
 Microsoft Corp.                                   426,737           10,979,943
 Motorola, Inc.                                    105,853            2,338,293
 Oracle Corp. (A)                                  224,611            2,782,930
 Scientific-Atlanta, Inc.                           47,811            1,793,391
 Sun Microsystems, Inc. (A)                        158,542              621,485
 Sybase, Inc. (A)                                   49,877            1,168,119
 Symantec Corp. (A)                                 58,493            1,325,451
 Texas Instruments Inc.                             90,528            3,068,899
 Thomas & Betts Corp. (A)                           41,654            1,433,314
 Waters Corp. (A)                                   27,164            1,130,022
 Xerox Corp. (A)                                   148,248            2,023,585
                                                                    -----------
                                                                     70,629,761
                                                                    -----------
TELECOMMUNICATIONS (3.9%)
 AT&T Corp.                                         92,088            1,823,342
 BellSouth Corp.                                    71,766            1,887,446
 CenturyTel, Inc.                                   52,301            1,829,489
 Circuit City Stores, Inc.                          63,005            1,081,166
 QUALCOMM, Inc.                                     66,861            2,992,030
 SBC Communications Inc.                           184,615            4,425,222
 Sprint Corp.                                       39,111              930,060
 Verizon Communications                            122,389            4,000,896
                                                                    -----------
                                                                     18,969,651
                                                                    -----------

                 THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                               SEPTEMBER 30, 2005

                                                    NO. OF              FAIR
                                                    SHARES             VALUE
                                                 ------------      -------------
TOBACCO (1.5%)
 Altria Group                                       92,199         $  6,795,988
                                                                   ------------

TRANSPORTATION SERVICES
(1.5%)
 Burlington Northern Santa                          37,346            2,233,291
 Fe
 CSX Corp.                                          34,293            1,593,939
 United Parcel Service                              51,324            3,548,028
 (Class B)
                                                                   ------------
                                                                      7,375,258
                                                                   ------------
UNITED STATES AGENCY SECURITIES (0.9%)
 Fannie Mae                                         51,346            2,301,328
 Freddie Mac                                        33,629            1,898,693
                                                                   ------------
                                                                      4,200,021
                                                                   ------------
UTILITIES (1.7%)
 AES Corp.                                         122,460            2,012,018
 Exelon Corp.                                       54,443            2,909,434
 National Fuel Gas Co.                              11,814              404,039
 The Southern Co.                                   26,402              944,136
 TXU Corp.                                          17,372            1,960,951
                                                                   ------------
                                                                      8,230,578
                                                                   ------------


TOTAL COMMON STOCKS
 (COST $419,224,367)                                                482,616,484
                                                                   ------------

                                                  PRINCIPAL
                                                   AMOUNT
                                                 ------------
SHORT-TERM INVESTMENTS (1.5%)
COMMERCIAL PAPER (1.5%)
 Morgan Stanley
  3.82% due October 4, 2005                     $2,065,000            2,064,781
 Morgan Stanley
  3.87% due October 5, 2005                      2,241,000            2,240,525
 UBS AG
  3.92% due October 3, 2005                      2,800,000            2,800,000
                                                                   ------------



TOTAL SHORT-TERM
 INVESTMENTS (COST $7,103,804)                                        7,105,306
                                                                   ------------


TOTAL INVESTMENTS (100.1%)
 (COST $426,328,171) (B)                                            489,721,790
                                                                   ------------

OTHER ASSETS AND LIABILITIES (-0.1%)                                   (337,782)
                                                                   ------------


TOTAL NET ASSETS (100.0%)                                          $489,384,008
                                                                   ============

NOTES

(A)   Non-income Producing Security.

(B) At September 30, 2005, net unrealized appreciation for all securities was $63,393,619. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of fair value over cost of $104,585,718 and aggregate gross unrealized depreciation for all securities in which there was an excess of cost over fair value of $41,192,099.


                      See Notes to Statement of Investments

                  THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                  NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)
                               SEPTEMBER 30, 2005

1.   SIGNIFICANT ACCOUNTING POLICIES

     The Travelers Growth and Income Stock Account for Variable Annuities ("Account GIS") is a separate account of The Travelers Insurance Company ("The Company"), an indirect wholly owned subsidiary of MetLife, Inc., and is available for funding Universal Annuity, Universal Select Annuity, and Universal Annuity Advantage contracts issued by The Company. Account GIS is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

     The following is a summary of significant accounting policies consistently followed by Account GIS.

     SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the 4:00 p.m. Eastern Standard Time price of such exchanges; securities traded on the over-the-counter market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

     Short-term investments are reported at fair value based on quoted market prices. Short-term investments, for which there is no reliable quoted market price, are recorded at amortized cost which approximates fair value.

     SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date.

     FUTURES CONTRACTS. Account GIS may use stock index futures contracts as a substitute for the purchase or sale of individual securities. When Account GIS enters into a futures contract, it agrees to buy or sell a specified index of stocks at a future time for a fixed price, unless the contract is closed prior to expiration. Account GIS is obligated to deposit with a broker an "initial margin" equivalent to a percentage of the face, or notional value of the contract.

     It is Account GIS's practice to hold cash and cash equivalents in an amount at least equal to the notional value of outstanding purchased futures contracts, less the initial margin. Cash and cash equivalents include cash on hand, securities segregated under federal and brokerage regulations, and short-term highly liquid investments with maturities generally three months or less when purchased. Generally, futures contracts are closed prior to expiration.

     Futures contracts purchased by Account GIS are priced and settled daily; accordingly, changes in daily prices are recorded as realized gains or losses and no asset is recorded in the Statement of Investments. Therefore, when Account GIS holds open futures contracts, it assumes a market risk generally equivalent to the underlying market risk of change in the value of the specified indexes associated with the futures contract. Account GIS held no futures contracts at September 30, 2005.

     OPTIONS. Account GIS may purchase index or individual equity put or call options, thereby obtaining the right to sell or buy a fixed number of shares of the underlying asset at the stated price on or before the stated expiration date. Account GIS may sell the options before expiration. Options held by Account GIS are listed on either national securities exchanges or on over-the-counter markets and are short-term contracts with a duration of less than nine months. The market value of the options will be based on the 4:00 p.m. Eastern Standard Time price of the respective exchange, or in the absence of such price, the latest bid quotation. There were no put or call options in Account GIS at September 30, 2005.

     REPURCHASE AGREEMENTS. When Account GIS enters into a repurchase agreement (a purchase of securities whereby the seller agrees to repurchase the securities at a mutually agreed upon date and price), the repurchase price of the securities will generally equal the amount paid by Account GIS plus a negotiated interest amount. The seller under the repurchase agreement will be required to provide to Account GIS securities (collateral) whose market value, including accrued interest, will be at least equal to 102% of the repurchase price. Account GIS monitors the value of collateral on a daily basis. Repurchase agreements will be limited to transactions with national banks and reporting broker dealers believed to present minimal credit risks. Account GIS's custodian will take actual or constructive receipt of all securities underlying repurchase agreements until such agreements expire. There were no repurchase agreements in Account GIS at September 30, 2005.

                  THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

            NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                               SEPTEMBER 30, 2005

2.   INVESTMENTS

     The aggregate costs of purchases and proceeds from sales of investments (other than short-term securities), were $89,684,005 and $132,336,062 respectively; the costs of purchases and proceeds from sales of direct and indirect U.S. government securities were $1,142,607 and $2,550,000, respectively, for the nine months ended September 30, 2005. Realized gains and losses from investment security transactions are reported on an identified cost basis.

     At September 30, 2005, Account GIS held no open futures contracts.

     Net realized gains (losses) resulting from futures contracts were ($158,172) for the nine months ended September 30, 2005.

                       THE TRAVELERS QUALITY BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF INVESTMENTS (UNAUDITED)
                               SEPTEMBER 30, 2005


                                                                                                   PRINCIPAL           FAIR
                                                                                                     AMOUNT           VALUE
                                                                                                 -------------    -------------
BONDS (66.4%)

AIRLINES (0.3%)
 Delta Air Lines, Inc., 9.25% Debentures, 2007 (A)..........................................      $   439,660       $  241,813
                                                                                                                    ----------

ASSET BACKED SECURITIES (2.1%)
 CA Infrastructure, 6.42% Debentures, 2008..................................................          325,728          329,740
 Chase Funding Mortgage Loan Asset Backed Security Certificate, 5.83% Debentures, 2032......          500,000          507,387
 Discover Card Mt, 6.05% Debentures, 2008...................................................        1,100,000        1,107,932
 Toyota Auto Recovery Owner Trust, 2.65% Debentures, 2006...................................           15,674           15,675
                                                                                                                    ----------
                                                                                                                     1,960,734
                                                                                                                    ----------
AUTOMOTIVE (0.9%)
 Daimler Chrysler NA Holdings, 7.30% Debentures, 2012.......................................          700,000          761,147
 Ford Motor Co., 7.45% Debentures, 2031.....................................................          100,000           78,500
                                                                                                                    ----------
                                                                                                                       839,647
                                                                                                                    ----------
BANKING (7.3%)
 ABN AMRO Holdings ADS, 3.84% Debentures, 2007..............................................          920,000          921,428
 Bank of America Corp., 5.38% Debentures, 2014..............................................          600,000          619,139
 Capital One Bank, 5.00% Debentures, 2009...................................................          620,000          623,401
 Capital One Bank, 5.50% Debentures, 2015...................................................          200,000          201,547
 HSBC Bank USA, 5.88% Debentures, 2034......................................................          400,000          411,885
 Huntington National Bank, 4.65% Debentures, 2009...........................................          400,000          398,964
 JP Morgan Chase & Co., 5.25% Debentures, 2015..............................................          200,000          201,626
 Royal Bank of Scotland Capital Trust, 4.71% Debentures, Perpetual..........................          300,000          289,894
 Royal Bank of Scotland PLC, 5.05% Debentures, 2015.........................................          400,000          403,543
 U.S. Bancorp NA MN, 2.87% Debentures, 2007.................................................        1,000,000          979,037
 U.S. Bancorp NA MN, 4.95% Debentures, 2014.................................................          200,000          200,574
 Wachovia Corp. NA, 4.09% Debentures, 2014..................................................          700,000          706,903
 Wachovia Corp. NA, 4.80% Debentures, 2014..................................................          300,000          295,100
 Washington Mutual Bank, 5.13% Debentures, 2015.............................................          500,000          495,852
                                                                                                                    ----------
                                                                                                                     6,748,893
                                                                                                                    ----------
BEVERAGE (1.2%)
 Pepsi Bottling Group, 4.63% Debentures, 2012...............................................          400,000          396,011
 PepsiAmericas, Inc., 4.88% Debentures, 2015................................................          700,000          693,173
                                                                                                                    ----------
                                                                                                                     1,089,184
                                                                                                                    ----------
BROKERAGE (3.2%)
 Goldman Sachs Group Inc., 5.25% Debentures, 2013...........................................        1,100,000        1,111,734
 Lehman Brothers Holdings Inc., 4.80% Debentures, 2014......................................          700,000          688,857
 Merrill Lynch & Co. Inc., 4.13% Debentures, 2009...........................................          400,000          391,116
 Merrill Lynch & Co. Inc., 4.25% Debentures, 2010...........................................          400,000          391,423
 Merrill Lynch & Co. Inc., 5.00% Debentures, 2015...........................................          400,000          398,563
                                                                                                                    ----------
                                                                                                                     2,981,693
                                                                                                                    ----------

                       THE TRAVELERS QUALITY BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                               SEPTEMBER 30, 2005

                                                                                                   PRINCIPAL           FAIR
                                                                                                     AMOUNT           VALUE
                                                                                                 -------------    -------------
BUILDING MATERIALS (0.4%)
 D.R. Horton, 5.25% Debentures, 2015........................................................      $   400,000       $  376,418
                                                                                                                    -----------

COLLATERALIZED MORTGAGE OBLIGATIONS (9.5%)
 Bank of America Commercial Mortgage Inc., 4.87% Debentures, 2042...........................        1,400,000        1,378,056
 Commercial Mortgage Pass Through Certificates, 5.17% Debentures, 2044......................          750,000          754,153
 Credit Suisse First Boston Commercial Mortgage Corp., 4.89% Debentures, 2037...............          220,000          216,636
 Credit Suisse First Boston Corp., 3.88% Debentures, 2009...................................          500,000          487,842
 Credit Suisse First Boston Corp., 6.13% Debentures, 2011...................................          300,000          319,126
 JP Morgan Chase & Co. Commercial Mortgage, 4.78% Debentures, 2042..........................        3,000,000        2,936,274
 JP Morgan Chase & Co. Commercial Mortgage, 4.92% Debentures, 2042..........................        1,600,000        1,579,390
 JP Morgan Chase & Co. Commercial Mortgage, 5.00% Debentures, 2042..........................          580,000          582,887
 JP Morgan Chase & Co. Commercial Mortgage, 5.00% Debentures, 2042..........................          500,000          495,848
                                                                                                                    -----------
                                                                                                                     8,750,212
                                                                                                                    -----------
CONGLOMERATES (3.2%)
 Berskshire Hathaway, Inc., 3.85% Debentures, 2008 (B)......................................          200,000          200,093
 Berskshire Hathaway, Inc., 4.75% Debentures, 2012 (B)......................................          400,000          396,046
 General Electric Co., 5.00% Debentures, 2013...............................................        1,300,000        1,312,801
 Tyco International Ltd., 6.13% Debentures, 2008............................................        1,000,000        1,036,546
                                                                                                                    -----------
                                                                                                                     2,945,486
                                                                                                                    -----------
DEFENSE (0.8%)
 Northrop Grumman Corp., 4.08% Debentures, 2006.............................................          600,000          597,045
 Northrop Grumman Corp., 7.13% Debentures, 2011.............................................          100,000          110,638
                                                                                                                    -----------
                                                                                                                       707,683
                                                                                                                    -----------
ELECTRIC UTILITIES (1.4%)
 Dominion Resources Inc., 5.25% Debentures, 2033............................................          400,000          398,362
 PSEG Energy Holdings, 8.63% Debentures, 2008...............................................          450,000          472,500
 TransAlta Corp., 5.75% Debentures, 2013....................................................          400,000          409,854
                                                                                                                    -----------
                                                                                                                     1,280,716
                                                                                                                    -----------
FINANCE (6.9%)
 AIG SunAmerica Global Financials, 5.85% Debentures, 2008 (B)...............................          500,000          514,966
 American General Financial Corp., 3.88% Debentures, 2009...................................          900,000          868,691
 Caterpillar Financial Services Corp., 4.70% Debentures, 2012...............................          800,000          795,840
 Countrywide Financial Corp., 4.50% Debentures, 2010........................................          400,000          392,066
 Countrywide Home Loan, 4.00% Debentures, 2011..............................................          710,000          675,304
 Ford Motor Credit Co., 5.70% Debentures, 2010..............................................          100,000           90,925
 Ford Motor Credit Co., 6.88% Debentures, 2006..............................................        1,000,000        1,004,172
 Glencore Funding LLC, 6.00% Debentures, 2014 (B)...........................................          300,000          284,658
 Household Financial Corp., 6.38% Debentures, 2011..........................................        1,400,000        1,499,380
 Rabobank Capital Fund Trust III, 5.25% Debentures, Perpetual (B)...........................          200,000          199,677
                                                                                                                    -----------
                                                                                                                     6,325,679
                                                                                                                    -----------
FOOD (1.1%)
 Fred Meyer Inc., 7.45% Debentures, 2008....................................................        1,000,000        1,054,894
                                                                                                                    -----------

                       THE TRAVELERS QUALITY BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                               SEPTEMBER 30, 2005

                                                                                                   PRINCIPAL           FAIR
                                                                                                     AMOUNT           VALUE
                                                                                                 -------------    -------------
HEALTHCARE (0.5%)
 Wellpoint, Inc., 6.80% Debentures, 2012....................................................      $   400,000       $  441,740
                                                                                                                    -----------

INDEPENDENT ENERGY (1.1%)
 Anadarko Financial Co., 6.75% Debentures, 2011.............................................          400,000          435,111
 Devon Energy Corp., 6.88% Debentures, 2011.................................................          500,000          550,288
                                                                                                                    -----------
                                                                                                                       985,399
                                                                                                                    -----------
INSURANCE (1.6%)
 Chase Issuance Trust, 4.23% Debentures, 2013...............................................          500,000          496,642
 GE Global Insurnace, 7.00% Debentures, 2026................................................          100,000          103,112
 Massmutual Global Funding, 2.55% Debentures, 2008 (B)......................................          900,000          850,720
                                                                                                                    -----------
                                                                                                                     1,450,474
                                                                                                                    -----------
MACHINERY (0.2%)
 Cooper Cameron Corp. , 2.65% Debentures, 2007..............................................          200,000          193,380
                                                                                                                    -----------

MEDIA CABLE (2.2%)
 Comcast Cable Communications, 8.50% Debentures, 2027.......................................          500,000          636,177
 Cox Communications Inc., 7.13% Debentures, 2012............................................          800,000          871,434
 Liberty Media Corp., 5.37% Debentures, 2006................................................          484,000          488,148
                                                                                                                    -----------
                                                                                                                     1,995,759
                                                                                                                    -----------
METALS (0.4%)
 Phelps Dodge Corp., 8.75% Debentures, 2011.................................................          300,000          351,545
                                                                                                                    -----------

MULTIMEDIA (2.9%)
 Clear Channel Communications Inc., 4.40% Debentures, 2011..................................          200,000          187,624
 Time Warner Inc., 6.15% Debentures, 2007...................................................        2,400,000        2,453,873
                                                                                                                    -----------
                                                                                                                     2,641,497
                                                                                                                    -----------
NATURAL GAS DISTRIBUTION (0.9%)
 Duke Capital LLC, 4.33% Debentures, 2006...................................................          400,000          398,039
 Southern California Gas Co., 4.38% Debentures, 2011........................................          400,000          394,530
                                                                                                                    -----------
                                                                                                                       792,569
                                                                                                                    -----------
NATURAL GAS PIPELINE (0.2%)
 Consolidated Natural Gas Co., 5.00% Debentures, 2014.......................................          200,000          197,488
                                                                                                                    -----------

PAPER (0.2%)
 International Paper, 5.30% Debentures, 2015................................................          200,000          195,556
                                                                                                                    -----------

PHARMACEUTICALS (1.3%)
 Wyeth, 5.50% Debentures, 2014..............................................................        1,200,000        1,231,718
                                                                                                                    -----------

                       THE TRAVELERS QUALITY BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                               SEPTEMBER 30, 2005

                                                                                                   PRINCIPAL           FAIR
                                                                                                     AMOUNT           VALUE
                                                                                                 -------------    -------------
REAL ESTATE (4.1%)
 Health Retirement Properties, 6.25% Debentures, 2016.......................................      $   300,000       $  315,527
 iStar Financial, 6.00% Debentures, 2010....................................................          440,000          452,159
 Kimco Realty, 3.89% Debentures, 2006.......................................................          100,000          100,124
 Nationwide Health Properties Inc., 6.90% Debentures, 2037..................................        2,100,000        2,252,032
 Simon Property Group, Inc., 4.60% Debentures, 2010.........................................          200,000          197,429
 Simon Property Group, Inc., 5.10% Debentures, 2015.........................................          200,000          196,408
 Avalonbay Communties, Inc., 4.95% Debentures, 2013.........................................          100,000           98,358
 Colonial Realty LP, 4.75% Debentures, 2010.................................................          200,000          195,895
                                                                                                                  ------------
                                                                                                                     3,807,932
                                                                                                                  ------------
SUPERMARKETS (1.0%)
 Delhaize America, Inc., 9.00% Debentures, 2031.............................................          200,000          231,868
 Safeway Inc., 6.5% Debentures, 2011........................................................          700,000          731,004
                                                                                                                  ------------
                                                                                                                       962,872
                                                                                                                  ------------
TECHNOLOGY (0.8%)
 Computer Associates International, 4.75% Debentures, 2009 (B)..............................          800,000          785,624
                                                                                                                  ------------

TELECOMMUNICATIONS (1.9%)
 Deutsche Telecomm International Financial, 8.75% Debentures, 2030..........................          200,000          258,984
 SBC Communications, Inc., 6.45% Debentures, 2034...........................................          400,000          424,226
 Sprint Capital Corp., 6.13% Debentures, 2008...............................................          720,000          748,192
 Telecom Italia S.p.A., 4.00% Debentures, 2010 (B)..........................................          300,000          288,344
                                                                                                                  ------------
                                                                                                                     1,719,746
                                                                                                                  ------------
TOBACCO (1.0%)
 Altria Group, 5.63% Debentures, 2008.......................................................          900,000          923,462
                                                                                                                  ------------

UNITED STATES AGENCY SECURITIES (3.6%)
 Fannie Mae, 1.75% Debentures, 2006.........................................................        1,300,000        1,277,480
 Fannie Mae, 4.00% Debentures, 2007.........................................................        1,400,000        1,393,409
 Freddie Mac, 2.90% Debentures, 2019........................................................          700,000          695,700
                                                                                                                  ------------
                                                                                                                     3,366,589
                                                                                                                  ------------
UTILITIES (4.2%)
 Kinder Morgan , 5.13% Debentures, 2014.....................................................          200,000          197,556
 Pepco Holdings, 5.5% Debentures, 2007......................................................        1,600,000        1,620,747
 SP Powerassets Ltd., 5.00% Debentures, 2013 (B)............................................          900,000          909,003
 Xcel Energy Inc., 3.40% Debentures, 2008...................................................        1,200,000        1,158,672
                                                                                                                  ------------
                                                                                                                     3,885,978
                                                                                                                  ------------

TOTAL BONDS
 (COST $61,458,676).........................................................................                        61,232,380
                                                                                                                  ------------

                       THE TRAVELERS QUALITY BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                               SEPTEMBER 30, 2005

                                                                                                   PRINCIPAL           FAIR
                                                                                                     AMOUNT           VALUE
                                                                                                 -------------    -------------
UNITED STATES GOVERNMENT SECURITIES (23.7%)
 United States of America Treasury, 2.75% Debentures, 2007..................................     $  2,400,000      $ 2,340,190
 United States of America Treasury, 2.88% Debentures, 2006..................................        3,000,000        2,957,931
 United States of America Treasury, 3.63% Debentures, 2010..................................          100,000           97,500
 United States of America Treasury, 3.88% Debentures, 2010..................................          100,000           98,582
 United States of America Treasury, 4.00% Debentures, 2007..................................        8,000,000        7,975,320
 United States of America Treasury, 4.13% Debentures, 2008..................................        8,000,000        7,990,632
 United States of America Treasury, 4.25% Debentures, 2015..................................          300,000          298,219
 United States of America Treasury, 5.25% Debentures, 2029..................................          100,000          109,043
                                                                                                                  ------------

TOTAL UNITED STATES GOVERNMENT SECURITIES
(COST $22,028,060)..........................................................................                        21,867,417
                                                                                                                  ------------

SHORT-TERM INVESTMENTS (8.9%)
COMMERCIAL PAPER (8.9%)
 Georgetown Funding Co, LLC
  3.70% due October 4, 2005.................................................................        2,300,000        2,299,756
 Mica Funding LLC
  3.73% due October 11, 2005................................................................        2,200,000        2,198,128
 Paradigm Funding LLC
  3.77% due October 13, 2005................................................................        1,926,000        1,923,951
 Tasman Funding, Inc.
  3.71% due October 7, 2005.................................................................        1,805,000        1,804,238
                                                                                                                  ------------

TOTAL SHORT-TERM INVESTMENTS
 (COST $8,224,582)..........................................................................                         8,226,073
                                                                                                                  ------------

TOTAL INVESTMENTS (99.0%)
 (COST $91,711,318) (C).....................................................................                        91,325,870
                                                                                                                  ------------

OTHER ASSETS AND LIABILITIES (1.0%).........................................................                           943,800
                                                                                                                  ------------

TOTAL NET ASSETS (100.0%)...................................................................                      $ 92,269,670
                                                                                                                  ============

                       THE TRAVELERS QUALITY BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                               SEPTEMBER 30, 2005
NOTES

(A)  Private Placement.

(B) Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of September 30, 2005, The Travelers Quality Bond Account for Variable Annuities held 4.8% of its net assets, with a current market value of $4,429,130, in securities restricted as to resale

(C) At September 30, 2005, net unrealized depreciation for all securities was $385,448. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of fair value over cost of $779,438 and aggregate gross unrealized depreciation for all securities in which there was an excess of cost over fair value of $1,164,886.


                      See Notes to Statement of Investments

                       THE TRAVELERS QUALITY BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                  NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)
                               SEPTEMBER 30, 2005

1.   SIGNIFICANT ACCOUNTING POLICIES

     The Travelers Quality Bond Account for Variable Annuities ("Account QB") is a separate account of The Travelers Insurance Company ("The Company"), an indirect wholly owned subsidiary of MetLife, Inc., and is available for funding Universal Annuity, Universal Select Annuity, and Universal Annuity Advantage contracts issued by The Company. Account QB is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

     The following is a summary of significant accounting policies consistently followed by Account QB.

     SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the 4:00 p.m. Eastern Standard Time price of such exchanges; securities traded on the over-the-counter market and listed securities with no reported sales are valued at the mean between the last-reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

     When market quotations are not considered to be readily available for long-term corporate bonds and notes, such investments are generally stated at fair value on the basis of valuations furnished by a pricing service. These valuations are determined for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities, which are generally recognized by institutional traders. Securities, including restricted securities, for which pricing services are not readily available, are valued by management at prices which it deems, in good faith, to be fair value.

     Short-term investments are reported at fair value based on quoted market prices. Short-term investments, for which there is no reliable quoted market price, are recorded at amortized cost, which approximates fair value.

     SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date.

     FUTURES CONTRACTS. Account QB may use interest rate futures contracts as a substitute for the purchase or sale of individual securities. When Account QB enters into a futures contract, it agrees to buy or sell specified debt securities at a future time for a fixed price, unless the contract is closed prior to expiration. Account QB is obligated to deposit with a broker an "initial margin" equivalent to a percentage of the face, or notional value of the contract.

     It is Account QB's practice to hold cash and cash equivalents in an amount at least equal to the notional value of outstanding purchased futures contracts, less the initial margin. Cash and cash equivalents include cash on hand, securities segregated under federal and brokerage regulations, and short-term highly liquid investments with maturities generally three months or less when purchased. Generally, futures contracts are closed prior to expiration.

     Futures contracts purchased by Account QB are priced and settled daily; accordingly, changes in daily prices are recorded as realized gains or losses and no asset is recorded in the Statement of Investments. Therefore, when Account QB holds open futures contracts, it assumes a market risk generally equivalent to the underlying market risk of change in the value of the debt securities associated with the futures contract. There were no futures contracts in Account QB at September 30, 2005

     REPURCHASE AGREEMENTS. When Account QB enters into a repurchase agreement (a purchase of securities whereby the seller agrees to repurchase the securities at a mutually agreed upon date and price), the repurchase price of the securities will generally equal the amount paid by Account QB plus a negotiated interest amount. The seller under the repurchase agreement will be required to provide to Account QB securities (collateral) whose market value, including accrued interest, will be at least equal to 102% of the repurchase price. Account QB monitors the value of collateral on a daily basis. Repurchase agreements will be limited to transactions with national banks and reporting broker dealers believed to present minimal credit risks. Account QB's custodian will take actual or constructive receipt of all securities underlying repurchase agreements until such agreements expire. There were no repurchase agreements in Account QB at September 30, 2005.

                       THE TRAVELERS QUALITY BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

            NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                               SEPTEMBER 30, 2005


2.   INVESTMENTS

     The aggregate costs of purchases and proceeds from sales of investments (other than short-term securities) were $19,523,134 and $36,150,799, respectively; the costs of purchases and proceeds from sales of direct and indirect U.S. government securities were $35,341,134 and $25,873,676, respectively, for the nine months ended September 30, 2005. Realized gains and losses from investment security transactions are reported on an identified cost basis.

                       THE TRAVELERS MONEY MARKET ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF INVESTMENTS (UNAUDITED)
                               SEPTEMBER 30, 2005


                                                                                                   PRINCIPAL           FAIR
                                                                                                     AMOUNT           VALUE
                                                                                                 -------------    -------------
SHORT-TERM INVESTMENTS (100.1%)

COMMERCIAL PAPER (100.1%)
 Abbey National North America, 3.84% Due October 5, 2005 ....................................    $  3,200,000      $ 3,199,321
 American General Financial Corp., 3.80% Due November 3, 2005 ...............................       3,200,000        3,189,546
 Atlantic Asset Securitization, 3.80% Due October 11, 2005 ..................................       3,200,000        3,197,290
 Beethoven Funding Corp., 3.74% Due October 6, 2005 .........................................       3,200,000        3,198,986
 Chesham Finance LLC, 3.96% Due October 3, 2005 .............................................         544,000          544,000
 Danske Corp A Disc NT, 3.71% Due October 7, 2005 ...........................................       3,200,000        3,198,656
 DPFeur, 3.84% Due November 1, 2005 .........................................................       3,200,000        3,190,307
 Eiffel Funding, 3.72% Due October 7, 2005 ..................................................       3,167,000        3,165,651
 Gannett Co Inc., 3.80% Due November 2, 2005 ................................................       3,200,000        3,189,891
 General Electric Capital, 3.77% Due October 3, 2005 ........................................       3,100,000        3,100,000
 Goldman Sachs LP Disc, 3.83% Due November 3, 2005 ..........................................       3,200,000        3,189,546
 Hannover Funding Co LLC, 3.81% Due October 5, 2005 .........................................       3,200,000        3,199,318
 HBOS Treasury, 3.80% Due October 28, 2005 ..................................................       3,200,000        3,191,654
 HSBC Treasury Services PLC, 3.77% Due November 2, 2005 .....................................       3,200,000        3,189,891
 ING US Funding LLC Disc NT, 3.82% Due November 4, 2005 .....................................       3,000,000        2,989,956
 Morgan Stanley, 3.81% Due October 7, 2005 ..................................................       3,168,000        3,166,660
 Norddeutsche Landesbank Giro, 3.80% Due October 28, 2005 ...................................       3,200,000        3,191,590
 Societe Generale, 3.76% Due October 3, 2005 ................................................       3,200,000        3,200,000
 St Germain Holdings LTD, 3.78% Due October 4, 2005 .........................................       3,200,000        3,199,661
 Total Financial Elf Cap 4-2 Disc NT, 3.79% Due October 21, 2005 ............................       3,200,000        3,193,987
 Toyota Motor Credit Corp., 3.79% Due November 2, 2005 ......................................       3,182,000        3,172,028
 UBS AG, 3.92% Due October 3, 2005
                                                                                                    3,200,000        3,200,000
                                                                                                                   -----------

TOTAL INVESTMENTS (100.1%)
 (COST $67,245,092)........................................................................                         67,257,939
                                                                                                                   -----------


OTHER ASSETS AND LIABILITIES (-0.1%).......................................................                           (72,936)
                                                                                                                   -----------


TOTAL NET ASSETS (100.0%)..................................................................                        $67,185,003
                                                                                                                   ===========

                       THE TRAVELERS MONEY MARKET ACCOUNT
                             FOR VARIABLE ANNUITIES

                  NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)
                               SEPTEMBER 30, 2005

1.   SIGNIFICANT ACCOUNTING POLICIES

     The Travelers Money Market Account for Variable Annuities ("Account MM") is a separate account of The Travelers Insurance Company ("The Company"), an indirect wholly owned subsidiary of MetLife, Inc., and is available for funding Universal Annuity, Universal Select Annuity, and Universal Annuity Advantage contracts issued by The Company. Account MM is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

     The following is a summary of significant accounting policies consistently followed by Account MM.

     SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the 4:00 p.m. Eastern Standard Time price of such exchanges; securities traded on the over-the-counter market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

     Short-term investments are reported at fair value based on quoted market prices. Short-term investments, for which there is no reliable quoted market price, are recorded at amortized cost which approximates fair value.

     SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date.

     REPURCHASE AGREEMENTS. When Account MM enters into a repurchase agreement (a purchase of securities whereby the seller agrees to repurchase the securities at a mutually agreed upon date and price), the repurchase price of the securities will generally equal the amount paid by Account MM plus a negotiated interest amount. The seller under the repurchase agreement will be required to provide to Account MM securities (collateral) whose market value, including accrued interest, will be at least equal to 102% of the repurchase price. Account MM monitors the value of collateral on a daily basis. Repurchase agreements will be limited to transactions with national banks and reporting broker dealers believed to present minimal credit risks. Account MM's custodian will take actual or constructive receipt of all securities underlying repurchase agreements until such agreements expire. There were no repurchase agreements in Account MM at September 30, 2005.

ITEM 2.  Controls and Procedures.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a - 3
                  (c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) underthe 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this document.

         (b) There were no changes in the registrant's internal control over financials reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 3.  Exhibits.

                  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Travelers Growth and Income Stock Account For Variable Annuities

Travelers Quality Bond Account For Variable Annuities

Travelers Money Market Account For Variable Annuities

By:  /s/ Elizabeth M. Forget
     Elizabeth M. Forget
     Chairman of the Board
     Chief Executive Officer
     Travelers Growth and Income Stock Account For Variable Annuities Travelers Quality Bond Account For Variable Annuities
     Travelers Money Market Account For Variable Annuities

Date:  November 29, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Elizabeth M. Forget
     Elizabeth M. Forget
     Chairman of the Board
     Chief Executive Officer
     Travelers Growth and Income Stock Account For Variable Annuities Travelers Quality Bond Account For Variable Annuities
     Travelers Money Market Account For Variable Annuities

Date:  November 29, 2005

By:  /s/ Alan C. Leland Jr.
     Alan C. Leland Jr.
     Principal Accounting Officer
     Travelers Growth and Income Stock Account For Variable Annuities Travelers Quality Bond Account For Variable Annuities
     Travelers Money Market Account For Variable Annuities


Date:  November 29, 2005